Pensions and other post-retirement benefit obligations - Schedule of defined benefit plan recognised in balance sheet (Details) - GBP (£) £ in Millions	Sep. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	£ (45)	£ (44)
Net defined benefit liability (asset) including restrictions on assets recognized	2,783	2,391
Restrictions on asset recognised	(492)	(244)
Net defined benefit asset	2,291	2,147	£ 2,075	£ 1,916
Assets	2,617	2,507
Liabilities	(326)	(360)
US
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	1,416	1,385
Post-employment medical defined benefit plans | US
Disclosure of defined benefit plans [line items]
Restrictions on asset recognised	(492)	(244)	£ (221)	£ (77)
Funded obligations
Disclosure of defined benefit plans [line items]
Present value of obligations	(14,127)	(15,098)
Fair value of plan assets	17,184	17,780
Funding surplus/(deficit)	3,057	2,682
Unfunded obligations
Disclosure of defined benefit plans [line items]
Present value of obligations	£ (229)	£ (247)